July 22, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:     USQ Core Real Estate Fund (File No. 333- 280267)

Dear Sir/Madam:

On behalf of the USQ Core Real Estate Fund, a registered closed-end investment company operating as an interval fund pursuant to Rule 23c-3, we hereby submit, via electronic filing, an amended information statement/prospectus under the Securities Act of 1933, as amended, on Form N-14.  The amended information statement/prospectus is filed in connection with the planned reorganization of the PREDEX fund, also a registered closed-end investment company operating as an interval fund pursuant to Rule 23c-3, into the USQ Core Real Estate Fund.  Shareholders representing a majority vote of the PREDEX fund have already approved the reorganization.  The USQ Core Real Estate Fund and its distributor will request acceleration of effectiveness by separate letter.

If you have any questions, please contact Parker Bridgeport at (614) 469-3238 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

Parker Bridgeport
Senior Counsel
Thompson Hine LLP